Financial risk management (Details 4) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Total liabilities	$ 1,069,993	$ 1,103,844
Less: Cash and cash equivalents and Financial assets at fair value through profit or loss	(91,756)	(94,455)
Net debt	978,237	1,009,389
Total Equity	438,811	391,338	$ 447,032	$ 575,682
Total capital attributable to owners	$ 1,417,048	$ 1,400,727
Gearing ratio	69.03%	72.06%